OTHER COMPREHENSIVE INCOME (LOSS) (Schedule Of Comprehensive Income/Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation adjustments, Beginning Balance	$ 81	$ (9,504)	$ 1,490
Foreign currency translation adjustments, Exchange difference	(5,770)	9,585	(10,994)
Foreign currency translation adjustments, Ending Balance	(5,689)	81	(9,504)
Unrealized gain (loss) on available-for-sale investments, Beginning Balance	17,035	16,387	35,634
Unrealized gain (loss) on available-for-sale investments, Exchange difference	(17,035)	648	(19,247)
Unrealized gain (loss) on available-for-sale investments, Ending Balance	0	17,035	16,387
Total, Beginning Balance	17,116	6,883	37,124
Exchange difference	(22,805)	10,233	(30,241)
Total, Ending Balance	$ (5,689)	$ 17,116	$ 6,883